Dividend Restrictions and Statutory Surplus (Tables)	12 Months Ended
Dec. 31, 2012
Dividend Restrictions and Statutory Surplus [Abstract]
Statutory accounting practices disclosure
The combined statutory net income for the years ended and combined statutory capital and surplus at December 31, 2012, 2011 and 2010 for our insurance and HMO subsidiaries were as follows:

(Millions)	2012	2011	2010
Statutory net income	$1,813.7	$1,871.7	$1,779.7
Statutory capital and surplus	6,372.8	5,938.6	6,179.2